SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amounts owed to related parties	¥ 553	¥ 1,291
Note payable	14,991	8,775
Total	15,544	13,640
Trade payables		3,079
Lease liabilities		495
Total	15,544	13,640
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties	553	1,291
Note payable	7,597
Total	8,150	4,719
Trade payables		3,079
Lease liabilities		349
Total	8,150	4,719
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties
Note payable	7,394	8,775
Total	7,394	8,921
Trade payables
Lease liabilities		146
Total	7,394	8,921
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties	553	1,291
Note payable	14,991	8,775
Total	15,544	13,640
Trade payables		3,079
Lease liabilities		495
Total	¥ 15,544	¥ 13,640